Dollar [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dollar | Dollar Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.21%	2.38% [1]	2.94% [1]

[1]	A portion of the Fund’s total return was attributable to a special income distribution that took place on December 12, 2018.